Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
	Quarter
2021	First	Second	Third	Fourth
Revenue	$28,307,138	$36,865,155	$36,103,674	$62,807,077
Gross loss	(6,246,357)	5,053,484	(4,061,678)	(7,386,986)
Net (loss) income	(12,618,919)	47,163	2,869,324	7,317,133
Net (loss) income attributable to owners of the Company	(11,906,449)	(133,816)	2,584,624	6,974,922
Basic and diluted net (loss) income per ordinary share attributable to owners of the Company	$(0.15)	$(0.00)	$0.03	$0.11

	Quarter
2020	First	Second	Third	Fourth
Revenue	$17,307,000	$23,463,133	$15,448,083	$31,022,204
Gross profit	5,752,557	2,163,213	1,660,562	(11,997,795)
Net income (loss)	8,417,076	(1,661,380)	781,695	(85,155,971)
Net income (loss) attributable to owners of the Company	7,664,690	(1,576,010)	689,184	(79,656,112)
Basic and diluted net income (loss) per ordinary share attributable to owners of the Company	$0.10	$(0.02)	$0.01	$(1.00)